Note 23 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS

a)             Common Shares, Preference Shares, Reverse splits and Warrants

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 1,025,642 common shares for the conversion of two Series A-1. Due to a misinterpretation of the conversion mechanism of the Series A-1, there was an over issuance of common shares and the Company have come into an agreement with the holder to set off any future conversions until the excess shares are returned to the Company.

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 24,914,032 common shares for the partial conversion of the 8% note dated August 27, 2015 issued to Toledo Advisors LLC of notional amount $350.

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 4,986,667 common shares for the partial conversion of the $24,000 note issued to Pallas Highwall Mining, LLC.

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 3,600,000 common shares for the true up liability of the note dated March 2, 2015.

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 1,011,591 common shares for the partial conversion of the 8% note dated May 15, 2015 with Atlas Long Term Growth Fund LLC of notional amount of $300. Moreover, the aggregate of 334,909 common shares have been issued in respect of legal fees of this note.

During the period from January 1, 2016 until the date of this report, the Company issued an aggregate of 4,516,111 common shares for the partial conversion of the TCA debenture with maturity date of February 24, 2017 and notional amount of $4,250.

On March 4, 2016, a consolidation of the Company’s common shares was effected at a ratio of 1 for 300, following a second reduction of the Company’s share capital on March 28, 2016, that reduced the par value of the common shares to $0.00001 by way of cancelling paid-up share capital to the extent of $0.00999 on each issued common share.

During the period from January 1, 2016 until the date of this report, the Company authorized to issue an aggregate of 1,500 Series B to Michail Zolotas in connection with his 2016 annual base salary under the terms of his employment agreement.

b)             Lease Agreements and Finance leases

On January 1 and 11, 2016, the Company entered into two annual lease agreements with Terra Norma S.A. and Nouvelle Marine Ltd, respectively. The lease agreement entered into with Terra Norma S.A., which is controlled by Michail Zolotas, the Company’s President, Chairman, Chief Executive Officer and member of the Company’s Board of Directors, is in relation to office parking space at a monthly aggregate rate of approximately €1,540. The second lease agreement entered into with Nouvelle Marine Ltd is in relation to office parking space at a monthly aggregate rate of approximately €660.

December 31, 2016	$233
December 31, 2017	224
December 31, 2018	400
December 31, 2019	406
December 31, 2020	412
Thereafter	408
$2,083

On April 15, 2016 the Company, Frourio Compania Naviera S.A. and Flegra Compania S.A., entered into two respective tripartite agreements with the National Bank of Greece (“NBG”), the bank that has first priority mortgage on the vessels Ioli and Katerina L, to assign to NBG all rights and interests which at any time has in connection with the insurances.

c)             Charter Agreements

On January 1, 2016, came in effect a contract of affreightment for Katerina L that the Company signed on November 11, 2015 for the transportation of sixteen voyages, or at the Charterer’s option up to twenty-four voyages, for minimum of 3,100 tons per voyage within a twelve month period.

On February 2, 2016 the Company entered into a four to seven months time charterer agreement, at the charterers' option, which commenced February 21, 2016, for vessel Newlead Victoria.

On April 07, 2016 the Company entered into a six months time charterer agreement, which commenced April 22, 2016, for vessel Ioli.

d)             Acquisition of Companies

On March 11, 2016 the Company entered into two transfer of shares agreements with Mr. Dimitrios Kritsas to acquire 100% of the share capital of two companies the Onyx Corporation S.A. and the Pearl Corporation S.A. together with assets and liabilities, that owned a Handymax dry bulk vessel MV Aurora Onyx built in 2002 of 47,305 dwt (the “Aurora Onyx”) and a Handymax dry bulk vessel MV Aurora Pearl built in 2000 of 46,709 dwt (the “Aurora Pearl”), respectively. The consideration was one dollar for each company. The Aurora Onyx and Aurora Pearl are mortgaged under two loan agreements with HSBC dated November 23, 2010 and October 8, 2010, respectively.

On March 22, 2016, the Company entered into a transfer of shares agreement with Mr. Dimitrios Kritsas to acquire 100% of the share capital of Kritsas Shipping S.A., a ship management company, which undertakes the management of Aurora Onyx, Aurora Pearl and vessel Aurora Amethyst, a dry bulk carrier owned by an unrelated third party. Kritsas Shipping S.A. was renamed to Newlead Shipmanagement S.A. on April 21, 2016.

e) Management of vessels

On March 9, 2016, the Company and the owner of vessel Gema, mutually agreed to terminate the BIMCO management agreement dated March 10, 2014, pursuant to which the Company provided the technical management to the vessel. As of March 10, 2016, the Gema had been redelivered to her owner and was no longer under the management of the Company.

f)              Defaults and arrests

According to the loan agreement of Onyx with HSBC, any change of the beneficial ownership or control of the borrower is not permitted unless the consent of the bank is provided. The seller of Onyx, Mr. Dimitrios Kritsas, failed to acquire the consent of HSBC for the change of the beneficial ownership of Onyx. To this end, the bank rendered Onyx and Kritsas in default under the loan agreement and by way of securing its’ interest, the bank on April 15, 2016 arrested the vessel Aurora Onyx due to non-performance of the contractual obligations of Onyx under the loan agreement with HSBC. In continuation of the arrest, on May 19, 2016 the court of South Africa ordered Aurora Onyx to be sold and as of May 25, 2016, the vessel was delivered to her new owners. The Company’s intention is to assist in all ways possible for the smooth conclusion of this matter. Based on representations made by representatives of the bank, the Company does not believe it will have any liability in connection with this matter.

In accordance to the loan agreement of Pearl with HSBC dated October 8, 2010, any change of the beneficial ownership or control of the borrower is not permitted unless the consent of the bank is provided. The seller of Pearl, Mr. Dimitrios Kritsas, failed to acquire the consent of HSBC for the transfer of the beneficial ownership of Pearl to the Company. To this end, the bank rendered Pearl and Kritsas in default under the loan agreement. On April 26, 2016, Pearl was served with a notice of acceleration, termination and demand pursuant to the loan agreement with HSBC. As of the date of this report, the bank is seeking ways to exercise its’ rights against the vessel. The Company’s intention is to assist the bank in exercising its’ rights and remedies for the smooth conclusion of this matter. Based on representations made by representatives of the bank, the Company does not believe it will have any liability in connection with this matter.

On January 8, 2016, the Company received a notice of default by the noteholder Ray Capital Inc. On April 19, 2016, the vessel Newlead Castellano was served with a warrant of arrest by the noteholders Ray Capital Inc, Cheyenne Holding Ltd, Oppenheim Capital Ltd and Labroy Shiptrade Limited. As of the date of this report, the vessel Newlead Castellano remains arrested at the port of Georgia in Savannah until the matter in dispute is resolved amicably between the concerned parties.

g)             New Debenture

On March 02, 2016, the Company issued an extension debenture of the amount $452 to TCA Global Credit Master Fund LP with maturity date March 02, 2017. This extension debenture is issued pursuant to the second paragraph of clause 1.01 of the $600 senior secured convertible redeemable debenture with TCA Global Credit Master Fund LP with maturity date February 24, 2016. The extension debenture accumulated all the obligations under the $600 senior secured convertible redeemable debenture with maturity date February 24, 2016, true up clause and unconverted principal to this new extension debenture.